Investment Objectives and Goals - The Investment House ETF	Jun. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	THE INVESTMENT HOUSE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Investment House ETF (the “Fund”) seeks to achieve long term capital appreciation.